Accounts Payable and accrued Expenses Accounts Payable and Accrued Expense (Tables)	9 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Accounts payable and accrued expense [Table Text Block]

	As of
	September 30, 2020	December 31, 2019
Accounts payable	$3,639	$4,984
Accrued operating	24,742	36,177
Accrued administrative	3,941	7,585
Accounts payable and accrued expenses	$32,322	$48,746